NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS	NATURE OF BUSINESSAPi Group Corporation (the “Company,” “APG,” or "APi Group") is a global, market-leading business services provider of fire and life safety, security, elevator and escalator, and specialty services with a substantial recurring revenue base and over 500 locations worldwide.